Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2023
Disclosure of classes of share capital [line items]
Value of shares issued and fully paid				$ 3
Ordinary shares issued to holders of preferred shares, Value	$ 588,291
Exercise of share options, Value	$ 83	[1]	$ 150
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	600,000,000		444,343,488	444,343,488	444,343,488
Value of shares authorized	65,000		44,000	44,000	44,000
Number of shares issued and fully paid	89,480,804		400,226,098	401,804,327	393,252,140
Value of shares issued and fully paid	$ 9		$ 41	$ 41	$ 40
Restated by applying the exchange ratio pursuant to the Business Combination, Shares			28,687,806	28,800,932
Restated by applying the exchange ratio pursuant to the Business Combination, Value			$ 3	$ 3
Ordinary shares issued to holders of preferred shares, Value	$ 6
Exercise of share options, Shares	47,443		6,973,958
Par value per share	$ 0.0001		$ 0.0001
Exercise of share options, Value			$ 1
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000					500,000,000
Value of shares issued and fully paid	$ 1
Ordinary shares issued in connection to the Business Combination	3,312,715
Number of ordinary shares issued to convertible preferred shareholders	2,668,750
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000					100,000,000
Value of shares issued and fully paid	$ 8
Ordinary shares issued to holders of preferred shares, Shares	54,420,964
Number of issued to convertible preferred shareholders	230,000

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. On April 26, 2023, additional stock options were exercised resulting in the issuance of 16,202 Post-Closing Apollomics Ordinary Shares.